ORGANIZATION	11 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 1. ORGANIZATION

Umatrin Holding Limited (formerly known as Golden Opportunities Corporation) (the "Company") ("Umatrin") was incorporated in the state of Delaware on February 2, 2005. The Company was originally incorporated in order to locate and negotiate with a targeted business entity for the combination of that target company with the Company.